Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000087861 | Wheaton Precious Metals9294154
Holdings [Line Items]
Percent of Total Investments	21.60%
C000087861 | Pan American Silver9294149
Holdings [Line Items]
Percent of Total Investments	12.70%
C000087861 | Coeur Mining9294130
Holdings [Line Items]
Percent of Total Investments	10.70%
C000087861 | Hecla Mining9294139
Holdings [Line Items]
Percent of Total Investments	4.90%
C000087861 | First Majestic Silver9294065
Holdings [Line Items]
Percent of Total Investments	4.90%
C000087861 | Industrias Penoles9294120
Holdings [Line Items]
Percent of Total Investments	4.80%
C000087861 | Fresnillo9294112
Holdings [Line Items]
Percent of Total Investments	4.70%
C000087861 | OR Royalties9294091
Holdings [Line Items]
Percent of Total Investments	4.30%
C000087861 | Cia de Minas Buenaventura SAA9294127
Holdings [Line Items]
Percent of Total Investments	3.80%
C000087861 | SSR Mining9294151
Holdings [Line Items]
Percent of Total Investments	3.60%
C000087861 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087861 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087861 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000087861 | Morocco
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087861 | China
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087861 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087861 | Peru
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087861 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000087861 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000087861 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000087861 | Canada
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000087858 | Glencore PLC9294216
Holdings [Line Items]
Percent of Total Investments	5.30%
C000087858 | Teck Resources9294204
Holdings [Line Items]
Percent of Total Investments	5.20%
C000087858 | BHP Group9294152
Holdings [Line Items]
Percent of Total Investments	5.00%
C000087858 | Antofagasta PLC9294209
Holdings [Line Items]
Percent of Total Investments	4.90%
C000087858 | Zijin Mining Group9294233
Holdings [Line Items]
Percent of Total Investments	4.90%
C000087858 | KGHM Polska Miedz9294245
Holdings [Line Items]
Percent of Total Investments	4.80%
C000087858 | HudBay Minerals9294182
Holdings [Line Items]
Percent of Total Investments	4.80%
C000087858 | Southern Copper9294259
Holdings [Line Items]
Percent of Total Investments	4.70%
C000087858 | Boliden9294250
Holdings [Line Items]
Percent of Total Investments	4.50%
C000087858 | Sumitomo Metal Mining9294242
Holdings [Line Items]
Percent of Total Investments	4.50%
C000087858 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087858 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087858 | Australia
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000087858 | China
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000087858 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087858 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087858 | Canada
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000087858 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087858 | Congo, the Democratic Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087858 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087858 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087858 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000087858 | Chile
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000093019 | Hecla Mining9294297
Holdings [Line Items]
Percent of Total Investments	5.30%
C000093019 | Equinox Gold9294224
Holdings [Line Items]
Percent of Total Investments	4.20%
C000093019 | Coeur Mining9294293
Holdings [Line Items]
Percent of Total Investments	4.10%
C000093019 | DPM Metals9294215
Holdings [Line Items]
Percent of Total Investments	3.90%
C000093019 | OceanaGold9294240
Holdings [Line Items]
Percent of Total Investments	3.80%
C000093019 | Alamos Gold9294198
Holdings [Line Items]
Percent of Total Investments	3.70%
C000093019 | Lundin Gold9294234
Holdings [Line Items]
Percent of Total Investments	3.60%
C000093019 | Eldorado Gold9294217
Holdings [Line Items]
Percent of Total Investments	3.30%
C000093019 | G Mining Ventures9294229
Holdings [Line Items]
Percent of Total Investments	3.20%
C000093019 | SSR Mining9294256
Holdings [Line Items]
Percent of Total Investments	3.10%
C000093019 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000093019 | Australia
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000093019 | China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000093019 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000093019 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000093019 | Canada
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000093019 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093019 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093019 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093019 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000090393 | Cameco9294368
Holdings [Line Items]
Percent of Total Investments	23.10%
C000090393 | Oklo9294458
Holdings [Line Items]
Percent of Total Investments	7.30%
C000090393 | NexGen Energy9294399
Holdings [Line Items]
Percent of Total Investments	6.30%
C000090393 | Uranium Energy9294464
Holdings [Line Items]
Percent of Total Investments	5.80%
C000090393 | NAC Kazatomprom JSC9294411
Holdings [Line Items]
Percent of Total Investments	4.80%
C000090393 | Sprott Physical Uranium Trust9294467
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090393 | Energy Fuels9294378
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090393 | Daewoo Engineering & Construction9294427
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090393 | Paladin Energy9294347
Holdings [Line Items]
Percent of Total Investments	3.10%
C000090393 | Hyundai Engineering & Construction9294436
Holdings [Line Items]
Percent of Total Investments	3.00%
C000090393 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000090393 | Exchange-Traded Product
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090393 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000090393 | China
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000090393 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000090393 | United States
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000090393 | Canada
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000090393 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000090393 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000090393 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000090393 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000264605 | Newmont9300543
Holdings [Line Items]
Percent of Total Investments	12.80%
C000264605 | Agnico Eagle Mines9300443
Holdings [Line Items]
Percent of Total Investments	10.00%
C000264605 | Barrick Mining9300469
Holdings [Line Items]
Percent of Total Investments	6.90%
C000264605 | Wheaton Precious Metals9300594
Holdings [Line Items]
Percent of Total Investments	6.10%
C000264605 | Anglogold Ashanti9300456
Holdings [Line Items]
Percent of Total Investments	5.00%
C000264605 | Franco-Nevada9300499
Holdings [Line Items]
Percent of Total Investments	4.70%
C000264605 | Gold Fields9300785
Holdings [Line Items]
Percent of Total Investments	4.00%
C000264605 | Kinross Gold9300525
Holdings [Line Items]
Percent of Total Investments	3.80%
C000264605 | Zijin Mining Group9300774
Holdings [Line Items]
Percent of Total Investments	2.90%
C000264605 | Pan American Silver9300560
Holdings [Line Items]
Percent of Total Investments	2.30%
C000264605 | Australia
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000264605 | China
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000264605 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264605 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000264605 | United States
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000264605 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000264605 | Canada
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000264605 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000264605 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000264605 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000264605 | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264605 | Côte d'Ivoire
Holdings [Line Items]
Percent of Net Asset Value	1.40%